Derivative Liability - Non-Controlling Redeemable Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Derivative Liability - Non-Controlling Redeemable Preferred Stock (Tables) [Line Items]
Schedule of the Fair Value of Derivatives by Balance Sheet Line Item	The following table displays the fair value of derivatives by balance sheet line item:
	September 30, 2023	December 31, 2022
Derivative liability – non-controlling redeemable preferred shares	$285,640	$359,225
The following table displays the fair value of derivatives by balance sheet line item:
	December 31, 2022	December 31, 2021
Other long term liabilities:
Derivative liability – non-controlling redeemable preferred shares	$359,225	$511,948